Debt	6 Months Ended
Jun. 30, 2013
Debt
8.	DEBT:

The Company’s debt and capital lease obligations related to continuing operations at June 30, 2013 and December 31, 2012 consisted of (in thousands):

	June 30,	December 31,
	2013	2012
$1 Billion Credit Facility, interest at LIBOR plus 1.75%, maturing April 18, 2017	$463,000	$—
$925 Million Credit Facility, interest at LIBOR plus 2.0%, originally maturing August 1, 2015	—	545,000
Convertible Senior Notes, interest at 3.75%, maturing October 1, 2014, net of unamortized discount of $19,624 and $26,961	340,376	333,039
Senior Notes, interest at 5.0%, maturing April 15, 2021	350,000	—
Senior Notes, interest at 6.75%, originally maturing November 15, 2014	—	152,180
Capital lease obligations	1,287	1,644

Total debt	1,154,663	1,031,863
Less amounts due within one year	(626)	(130,358)

Total long-term debt	$1,154,037	$901,505

The above decrease in amounts due within one year results from the Company’s intent and ability to refinance all of its convertible notes on a long-term basis if the notes were to be converted at June 30, 2013. At December 31, 2012, because of lower availability to borrow additional funds under its revolving credit facility, the Company had the ability to refinance only a portion of any conversions on a long-term basis.

As of June 30, 2013, the Company was in compliance with all of its covenants related to its debt.

$1 Billion Credit Facility

On April 18, 2013, the Company refinanced its previous $925 million credit facility by entering into a $1 billion senior secured credit facility by and among the Operating Partnership, the Company, and certain subsidiaries of the Company party thereto, as guarantors, the lenders party thereto, and Wells Fargo Bank, N.A., as administrative agent (the “$1 billion credit facility”). The $1 billion credit facility consists of a $700.0 million senior secured revolving credit facility, of which $154.0 million was drawn at closing, and a $300.0 million senior secured term loan facility, which was fully funded at closing. The $1 billion credit facility also includes an accordion feature that allows the Company to increase the $1 billion credit facility by a total of up to $500.0 million, subject to securing additional commitments from existing lenders or new lending institutions. The $1 billion credit facility matures on April 18, 2017 and borrowings bear interest at an annual rate of LIBOR plus an adjustable margin (the “Applicable Margin”) based on the Company’s consolidated funded indebtedness to total asset value ratio (as defined in the $1 billion credit facility), or the base rate (as defined in the $1 billion credit facility) plus the Applicable Margin. Interest is payable quarterly, in arrears, for base rate-based loans and at the end of each interest rate period for LIBOR-based loans. Principal is payable in full at maturity. The Company is required to pay a commitment fee of 0.3% to 0.4% per year of the average unused portion of the $700.0 million revolving credit facility. The purpose of the $1 billion credit facility is for working capital, capital expenditures, and other corporate purposes.

The $1 billion credit facility is guaranteed by the Company, each of the four wholly-owned subsidiaries that own the Gaylord Hotels properties, and certain other of the Company’s subsidiaries. The $1 billion credit facility is secured by (i) a first mortgage lien on the real property of each of the Gaylord Hotels properties, (ii) pledges of equity interests in the Company’s subsidiaries that own the Gaylord Hotels properties, (iii) pledges of equity interests in the Operating Partnership, the subsidiaries that guarantee the $1 billion credit facility, and certain other of the Company’s subsidiaries, and (iv) the Company’s personal property and the personal property of the Operating Partnership and the subsidiaries that guarantee the $1 billion credit facility.

In addition, the $1 billion credit facility contains certain covenants which, among other things, limits the incurrence of additional indebtedness, investments, dividends, transactions with affiliates, asset sales, acquisitions, mergers and consolidations, liens and encumbrances and other matters customarily restricted in such agreements.

If an event of default shall occur and be continuing under the $1 billion credit facility, the commitments under the $1 billion credit facility may be terminated and the principal amount outstanding under the $1 billion credit facility, together with all accrued unpaid interest and other amounts owing in respect thereof, may be declared immediately due and payable.

As a result of the refinancing of its previous $925 million credit facility, the Company wrote off $1.3 million of deferred financing costs in the three months ended June 30, 2013, which are included in interest expense in the accompanying condensed consolidated statements of operations for the three months and six months ended June 30, 2013.

3.75% Convertible Senior Notes

In 2009, the Company issued $360.0 million of the Convertible Notes. The Convertible Notes are convertible, under certain circumstances as described in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012, at the holder’s option, into shares of the Company’s common stock, at an adjusted conversion rate of 45.5431 shares of common stock per $1,000 principal amount of the Convertible Notes, which is equivalent to an adjusted conversion price of approximately $21.96 per share and reflects the adjustment made for the Company’s dividend that was paid on July 15, 2013. Additional adjustments will be made for quarterly cash dividends paid by the Company pursuant to customary anti-dilution adjustments. The Company may elect, at its option, to deliver shares of its common stock, cash or a combination of cash and shares of its common stock in satisfaction of its obligations upon conversion of the Convertible Notes or at their maturity.

Based on the Company’s stock price during the three months ended June 30, 2013, a condition permitting conversion (as defined in the indenture governing the Convertible Notes) had been satisfied, and thus the Convertible Notes are currently convertible through September 30, 2013. Other than as described in Note 16, the Company has not settled the conversion of any of the Convertible Notes. Based on the Company’s borrowing capacity under its $1 billion credit facility as of June 30, 2013, the Convertible Notes have been classified as long-term debt in the above table as of June 30, 2013.

Concurrently with the offering of the Convertible Notes, the Company entered into convertible note hedge transactions with respect to its common stock (the “Purchased Options”) with counterparties affiliated with the initial purchasers of the Convertible Notes, for purposes of reducing the potential dilutive effect upon conversion of the Convertible Notes. The Purchased Options entitle the Company to purchase shares of the Company’s common stock. As of June 30, 2013, the Purchased Options covered approximately 16.4 million shares, with an adjusted strike price of $21.96 per share (the same as the adjusted conversion price of the Convertible Notes), which includes adjustments made in connection with the dividend paid by the Company on July 15, 2013. The number of shares underlying the Purchased Options and the strike price thereof are subject to further customary anti-dilution adjustments substantially similar to the Convertible Notes, including for quarterly cash dividends. The Company may settle the Purchased Options in shares, cash or a combination of cash and shares, at the Company’s option. Proportionate reductions to the number of shares underlying the Purchased Options may be made in connection with the Company’s repurchase, if any, of Convertible Notes prior to their maturity. See Note 16 for further disclosure.

Separately and concurrently with entering into the Purchased Options, the Company also entered into warrant transactions whereby it sold common stock purchase warrants to each of the hedge counterparties. The warrants entitle the counterparties to purchase shares of the Company’s common stock. As of June 30, 2013, the warrants covered approximately 16.4 million shares, with an adjusted strike price of $26.35 per share, which includes adjustments made in connection with the dividend paid by the Company on July 15, 2013. The number of shares underlying the warrants and the strike price thereof are subject to further customary anti-dilution adjustments similar to the adjustments of the Convertible Notes and Purchased Options, including for quarterly cash dividends. The warrants may only be settled at maturity in shares of the Company’s common stock, net of the exercise price. Proportionate reductions to the number of shares underlying the warrants may be made in connection with the Company’s repurchase, if any, of Convertible Notes prior to their maturity. See Note 16 for further disclosure.

5% Senior Notes

On April 3, 2013, the Operating Partnership and RHP Finance Corporation, a subsidiary of the Company, completed the private placement of $350.0 million in aggregate principal amount of senior notes due 2021 (the “5% Senior Notes”), which are guaranteed by the Company and certain of its subsidiaries. The 5% Senior Notes and guarantees were issued pursuant to an indenture by and among the issuing subsidiaries and the guarantors and U.S. Bank National Association, as trustee. The 5% Senior Notes have a maturity date of April 15, 2021 and bear interest at 5% per annum, payable semi-annually in cash in arrears on April 15 and October 15 of each year, beginning October 15, 2013. The 5% Senior Notes are general unsecured and unsubordinated obligations of the issuing subsidiaries and rank equal in right of payment with such subsidiaries’ existing and future senior unsecured indebtedness and senior in right of payment to future subordinated indebtedness, if any. The 5% Senior Notes are effectively subordinated to the issuing subsidiaries’ secured indebtedness to the extent of the value of the assets securing such indebtedness. The guarantees rank equally in right of payment with the applicable guarantor’s existing and future senior unsecured indebtedness and senior in right of payment to any future subordinated indebtedness of such guarantor. The 5% Senior Notes are effectively subordinated to any secured indebtedness of any guarantor to the extent of the value of the assets securing such indebtedness and structurally subordinated to all indebtedness and other obligations of the Operating Partnership’s subsidiaries that do not guarantee the 5% Senior Notes. The issuing subsidiaries may redeem the 5% Senior Notes on or before April 16, 2016, in whole or in part, at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest, if any, up to, but excluding, the applicable redemption date plus a make-whole redemption premium. The 5% Senior Notes will be redeemable, in whole or in part, at any time on or after April 15, 2016 at a redemption price expressed as a percentage of the principal amount thereof, which percentage is 103.75%, 102.50%, 101.25%, and 100.00% beginning on April 15, 2016, 2017, 2018 and 2019, respectively, plus accrued and unpaid interest thereon to, but not including, the redemption date.

The net proceeds from the issuance of the 5% Senior Notes totaled approximately $342.0 million, after deducting the initial purchasers’ discounts, commissions and offering expenses. The Company used substantially all of these proceeds to repay amounts outstanding under its revolving credit facility.

6.75% Senior Notes

On January 17, 2013, the Company redeemed all of its outstanding 6.75% senior notes at par, which was funded using borrowings under the revolving credit line of the $925 million credit facility. As a result of this redemption, the Company wrote off $0.5 million of deferred financing costs during the six months ended June 30, 2013, which is included in interest expense in the accompanying condensed consolidated statements of operations.